Acquisitions	12 Months Ended
Dec. 31, 2019
Acquisitions
ACQUISITIONS

14.    Acquisitions

Significant accounting judgements and estimates

Expected future cash flows used to determine the fair value of, inter alia, property, plant and equipment and contingent consideration are inherently uncertain and could materially change over time. The fair value is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.

Accounting policy

Business combinations

The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.

14.1   Lonmin acquisition

On 14 December 2017, Sibanye-Stillwater announced that it had reached an agreement with Lonmin Plc (Lonmin) on the terms of a recommended all-share offer to acquire the entire issued and to be issued ordinary share capital of Lonmin (the Lonmin Acquisition). The Lonmin Acquisition was effected by means of a scheme of arrangement between Lonmin and the Lonmin shareholders under Part 26 of the UK Companies Act. Under the initial terms of the Lonmin Acquisition, each Lonmin shareholder was entitled to receive: 0.967 new Sibanye-Stillwater shares for each Lonmin share (Initial offer).

On 15 May 2018, Sibanye-Stillwater received South African Reserve Bank approval for the proposed acquisition of Lonmin and on 28 June 2018, the proposed Lonmin transaction was unconditionally cleared by the UK Competition and Markets Authority. On 21 November 2018, Sibanye-Stillwater announced that the Competition Tribunal had approved the proposed acquisition of Lonmin, subject to specific conditions. In addition to the conditions agreed between Sibanye-Stillwater and the Competition Commission, a further condition had been imposed by the Competition Tribunal, namely a moratorium on retrenchments at the Lonmin operations for a period of six months from the implementation date.

On 25 April 2019, the boards of Sibanye-Stillwater and Lonmin reached agreement on the terms of an increased recommended all-share offer pursuant to which Sibanye-Stillwater, and/or a wholly owned subsidiary of Sibanye-Stillwater, was to acquire the entire issued and to be issued ordinary share capital of Lonmin (the Increased Offer). Under the terms of the Increased Offer, Lonmin shareholders was entitled to receive one new Sibanye-Stillwater share for each Lonmin share.

The Lonmin Transaction (or scheme) was approved by the UK Court and on 7 June 2019 (effective date) and all the conditions precedent to the Lonmin Transaction were fulfilled. Sibanye-Stillwater obtained control of Lonmin on this date. The effective date of the implementation of the Lonmin Transaction was 10 June 2019, when Lonmin's listing on the Financial Conduct Authority's Official List and the trading of Lonmin shares on the London Stock Exchange's Main Market for listed securities was suspended, and 290,394,531 new Sibanye-Stillwater shares were listed on the Johannesburg Stock Exchange.

The year end of Lonmin has been changed to 31 December 2019 and Lonmin was consolidated from the effective date. For the seven months ended 31 December 2019, the Marikana operations contributed revenue of R11,188 million and a net profit of R1,881 million to the Group’s results.

The purchase price allocation (PPA) on the effective date was prepared on a provisional basis in accordance with IFRS 3 Business Combinations. During the measurement period, management provisionally revised the initial PPA due to new information obtained in accordance with the IFRS 3.

Consideration

The fair value of the consideration is as follows:

Figures in million	2019
Equity instruments (290,394,531 ordinary shares)	4,306.6
Total consideration	4,306.6

Acquisition related costs

The Group incurred total acquisition related costs of R428.8 million (2019: R283.9 million, 2018: R117.2 million, 2017: R15.5 million and prior to 2017: R12.2 million) on advisory and legal fees. These costs are recognised as transaction costs in profit or loss during the period in which incurred.

Identified assets acquired and liabilities assumed

The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million	Notes	2019
Property, plant and equipment	12	3,158.6
Right-of-use assets	13	133.3
Other investments		320.8
Environmental rehabilitation obligation funds	19	443.2
Other non-current assets		395.0
Inventories		5,219.5
Trade and other receivables		925.3
Other current assets		14.6
Cash and cash equivalents		2,999.3
Lease liabilities	27	(133.3)
Environmental rehabilitation obligation and other provisions	28	(1,696.9)
Other non-current liabilities		(863.0)
Borrowings	26	(2,574.8)
Trade and other payables		(2,585.7)
Other current liabilities		(99.3)
Total fair value of identifiable net assets acquired[1]		5,656.6

[1]  Fair value of assets and liabilities excluding property, plant and equipment, inventories, borrowings, non-current liabilities and environmental rehabilitation obligation approximate the carrying value

  The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 13.5% for the Marikana operations, an average platinum price of US$1,025/oz and an average palladium price of US$1,170/oz

  The fair value of inventories was  based on the estimated selling price less costs to complete and costs to sell

  The fair value of borrowings is based on the settlement price. The Group restructured the Lonmin group entities funding arrangements to optimise financing costs. The Lonmin Pangaea Investments Management Limited (PIM) prepayment arrangement of US$174.3 million was fully settled by cash on hand and available within the Lonmin group on 5 July 2019

  The fair value of other non-current liabilities is calculated based on a discounted cash flows using an effective discount rate of 12.5%

  The fair value of environmental rehabilitation obligation is calculated with updated life of mines used in the discounted cash flows of property, plant and equipment

Gain on acquisition

A gain on acquisition has been recognised as follows:

Figures in million	2019
Consideration	4,306.6
Fair value of identifiable net assets acquired	(5,656.6)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities[1]	247.0
Gain on acquisition	(1,103.0)

[1] The amount recognised as non-controlling interest represents the non-controlling interest holders’ effective proportionate share in the fair value of the identifiable net assets acquired

The excess of the fair value of the net assets acquired over the consideration is recognised immediately in profit or loss as a gain on acquisition. The gain on acquisition is attributable to the transaction being attractively priced, and is consistent with the statement by the boards of Sibanye-Stillwater and Lonmin, that the purchase price reflected the recovery in PGM prices at the time of the increased offer, balanced against the fact that Lonmin, pre-acquisition, was financially constrained and unable to fund the significant investment required to sustain its business and associated employment.

14.2   SFA (Oxford) acquisition

On 21 February 2019, Sibanye-Stillwater announced it had agreed to acquire SFA (Oxford) Limited (SFA Oxford), an established analytical consulting company that is a globally recognised authority on PGMs and has for several years provided in-depth market intelligence on battery materials and precious metals for industrial, automotive, and smart city technologies.

The purchase consideration comprised an upfront payment of GBP4 million (R74.7 million) at the closing of the transaction and a deferred payment (contingent consideration), subject to a maximum payment of GBP6 million (refer note 20.2).

The acquisition was subject to the fulfilment of various conditions precedent which were completed on 4 March 2019. Sibanye-Stillwater obtained control (100%) on this date.

The PPA has been prepared on a provisional basis in accordance with IFRS 3. If new information obtained within one year of the acquisition date, about facts and circumstances that existed at the acquisition date, identifies adjustments to the below amounts or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.

Figures in million	SA rand
Consideration	127.1
Fair value of identifiable net assets acquired	(4.4)
Goodwill	122.7

The goodwill is attributable to the talent and skills of SFA (Oxford)’s workforce.

The goodwill has been allocated to the Stillwater, Rustenburg and Kroondal cash generating units (refer note 15). None of the goodwill recognised is expected to be deducted for tax purposes.

14.3   Qinisele Resources acquisition

On 29 October 2019, Sibanye-Stillwater entered in to a sale of shares agreement to buy the entire issued share capital of Qinisele Resources, a boutique advisory company that specialises in corporate finance, investor relations and research for a total of R54.8 million.

The acquisition was subject to the fulfilment of various conditions precedent which were completed on 31 October 2019 and Sibanye-Stillwater obtained control (100%) on 1 November 2019 (acquisition date).

The PPA has been prepared on a provisional basis in accordance with IFRS 3. If new information obtained within one year of the acquisition date, about facts and circumstances that existed at the acquisition date, identifies adjustments to the below amounts or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.

Figures in million	SA rand
Consideration	54.8
Fair value of identifiable net assets acquired	(0.5)
Goodwill	54.3

The goodwill is attributable to the experience and skills of Qinisele’s workforce (refer note 15).

14.4   DRDGOLD acquisition

On 22 November 2017, Sibanye-Stillwater announced that it had entered into various agreements with DRDGOLD in terms of which, Sibanye-Stillwater will exchange selected surface gold processing assets and TSF (the “Far West Gold Recoveries”, previously known as the WRTRP) for approximately 265 million newly issued DRDGOLD shares (the DRDGOLD Transaction), or 38.05% of the issued share capital of DRDGOLD. In addition, pursuant to the DRDGOLD Transaction, Sibanye-Stillwater has an option to subscribe for a sufficient number of DRDGOLD ordinary shares to attain a 50.1% shareholding in DRDGOLD at a 10% discount to the 30 day volume weighted average traded price.

Sibanye-Stillwater received approval for the DRDGOLD Transaction from the South African competition authorities in accordance with the Competition Act and on 19 July 2018 all the conditions precedent to the DRDGOLD Transaction were fulfilled. Sibanye-Stillwater obtained control (38.05%) of DRDGOLD on this date. The effective date of the implementation of the DRDGOLD Transaction was 31 July 2018, when Sibanye-Stillwater was issued the newly issued DRDGOLD shares.

DRDGOLD has a 30 June year end and is consolidated from 31 July 2018 based on its results to 31 December 2018. For the five months ended 31 December 2018, DRDGOLD contributed revenue of R1,047.5 million and a net loss of R39.9 million to the Group’s results, before Sibanye-Stillwater Group adjustments.

Acquisition related costs

The Group incurred acquisition related costs of R25.0 million on advisory and legal fees. These costs are recognised as transaction costs in profit or loss.

Identifiable assets acquired and liabilities assumed

The following table summarises the recognised fair value of assets acquired and liabilities assumed at the acquisition date:

Figures in million	Notes	2018
Property, plant and equipment1	12	1,443.2
Environmental rehabilitation obligation funds	19	244.7
Other non-current assets		28.7
Inventories		243.5
Trade and other receivables		138.4
Cash and cash equivalents		282.8
Environmental rehabilitation obligation and other provisions	28	(672.7)
Deferred tax liabilities	9.3	(132.2)
Other non-current liabilities		(54.9)
Trade and other payables		(337.1)
Other current liabilities		(17.6)
Total fair value of identifiable net assets acquired		1,166.8

[1] The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 9.3% and an average gold price of R580,000/kg

Goodwill

Goodwill arising from the acquisition has been recognised as follows:

Figures in million	Note	SA rand
Transaction with DRDGOLD shareholders (Consideration)[1]		261.4
Fair value of identifiable net assets acquired		(1,166.8)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities[2]		940.3
Goodwill	15	34.9

[1] The purchase consideration was calculated as 61.95% of the fair value of Far West Gold Recoveries assets and liabilities. The fair value of assets and liabilities, excluding property, plant and equipment, approximate the carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 13.8%, an average gold price of R580,000/kg. Although Sibanye-Stillwater exchanged (i.e. disposed) the Far West Gold Recoveries assets and liabilities, the Group effectively retains control. The transaction with DRDGOLD shareholders, therefore, represents the difference between 61.95% of the fair value and carrying value of Far West Gold Recoveries assets and liabilities

[2] Non-controlling interest was based on the proportionate interest (of 61.95%) in the carrying value of the Far West Gold Recoveries assets and liabilities, and fair value of the DRDGOLD net assets and liabilities acquired

The goodwill is attributable to DRDGOLD’s proven surface retreatment capabilities.

Refer to note 15 for the allocation of goodwill. None of the goodwill recognised is expected to be deducted for tax purposes.

14.5   Stillwater acquisition

On 9 December 2016, Sibanye-Stillwater announced it had reached a definitive agreement to acquire Stillwater Mining Company (Stillwater) for US$18 per share in cash, or US$2,200 million in aggregate (the Stillwater Transaction). On 25 April 2017, at the shareholders meeting of Sibanye-Stillwater, the Sibanye-Stillwater shareholders approved the proposed Stillwater Transaction by voting in favour of the various resolutions to give effect to the Stillwater Transaction and at the shareholders meeting of Stillwater, the requisite majority of Stillwater shareholders resolved to approve the Stillwater Transaction. Sibanye-Stillwater obtained control (100%) of Stillwater on this date. The effective date of the implementation of the Stillwater Transaction was 4 May 2017, when Sibanye-Stillwater took over legal ownership of Stillwater.

For the eight months ended 31 December 2017, Stillwater contributed revenue of US$688.3 million (R9,161.6 million) and a profit of US$152.4 million (R2,028.1 million) to the Group’s results.

Consideration

The consideration paid is as follows:

Figures in million	Note	US dollar	SA rand
Cash		2,080.7	27,174.5
Liability raised in respect of dissenting shareholders	20.2	104.5	1,364.3
Settlement of share-based payment awards (cash)		16.2	211.9
Total consideration		2,201.4	28,750.7

Acquisition related costs

The Group incurred acquisition related costs of R528.5 million on advisory and legal fees. These costs are recognised as transaction costs in profit or loss.

Identifiable assets acquired and liabilities assumed

The following table summarises the recognised fair value of assets acquired and liabilities assumed at the acquisition date:

Figures in million	Notes	US dollar	SA rand
Property, plant and equipment	12	2,293.2	29,948.6
Other non-current assets		6.9	90.8
Inventories		159.7	2,085.4
Current investments		278.9	3,642.2
Cash and cash equivalents		137.2	1,792.2
Other current assets		37.3	487.3
Borrowings		(454.6)	(5,937.6)
Environmental rehabilitation obligation	28	(23.9)	(312.1)
Deferred tax liabilities	9.3	(573.2)	(7,486.3)
Other non-current liabilities		(19.9)	(260.3)
Trade and other payables		(88.1)	(1,150.1)
Other current liabilities		(1.8)	(23.3)
Total fair value of identifiable net assets acquired[1]		1,751.7	22,876.8

[1] The fair value of assets and liabilities excluding property, plant and equipment, inventories and borrowings approximate the carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 8.6% for the Stillwater and East Boulder mines and Columbus metallurgical complex, and 10.3% for the Blitz project, an average platinum price of US$1,375/oz and an average palladium price of US$880/oz. The fair value of borrowings (Convertible Debentures) was based on the settlement price

Goodwill

Goodwill arising from the acquisition has been recognised as follows:

Figures in million	Note	US dollar	SA rand
Consideration		2,201.4	28,750.7
Fair value of identifiable net assets		(1,751.7)	(22,876.8)
Goodwill	15	449.7	5,873.9

The goodwill is attributable to the talent and skills of Stillwater’s workforce.

Refer to note 15 for the allocation of goodwill. None of the goodwill recognised is expected to be deducted for tax purposes.